Investment Risks - The Jensen Quality Growth Fund Inc Series	Sep. 30, 2025
Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Stock Market Risk The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk
The Adviser may be incorrect in its judgment of the value of particular stocks. The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk
U.S. and international markets have experienced, and may continue to experience, significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the imposition of tariffs by the United States on trading partners and the threat of reciprocal tariffs by affected countries, inflation, and uncertainty regarding central banks’ interest rate changes, the possibility of a national or global recession, political events, the war between Russia and Ukraine, armed conflict in the Middle East and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The imposition of tariffs on goods by the United States, ongoing trade tensions, and armed conflicts around the globe have contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Company And Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Company and Sector RiskThe Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 fiscal years as determined by the Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. At the same time, companies qualifying for the Fund’s investment universe may be limited to fewer sectors, leading to the Fund’s portfolio securities being more concentrated from time to time in a particular sector, such as information technology, that will make the Fund and its performance more sensitive to that overall sector. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies across all sectors.
Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Mid-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Company Risk
The Fund may invest some of its assets in the stocks of mid-cap companies. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-cap companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Growth Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
•Non-diversification Risk
The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.